UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 12.7%
Automobiles & Parts - 3.1%
Harley-Davidson, Inc.	15,650	$938,687
Johnson Controls, Inc.	46,775	1,895,791
LKQ Corp. (a)	24,250	709,070
		3,543,548
General Retailers - 4.4%
Bed Bath & Beyond Inc. (a)	16,100	1,187,214
Best Buy Co., Inc.	36,290	1,306,440
Kohl's Corp.	29,335	1,505,179
Target Corp.	16,885	1,068,989
		5,067,822
Household Products - 1.2%
D.R. Horton, Inc.	31,000	553,350
Jarden Corp. (a)	19,185	823,996
		1,377,346
Leisure Goods - 0.5%
Brunswick Corp.	17,000	618,120

Media - 2.6%
The Walt Disney Co.	18,600	1,131,438
Time Warner Inc.	14,425	873,145
Viacom Inc. Class B	12,425	988,533
		2,993,116
Personal Goods - 0.9%
Hanesbrands, Inc.	17,325	1,030,491

Consumer Staples - 6.5%
Beverages - 1.1%
PepsiCo, Inc.	15,650	1,247,774

Food & Drug Retailers - 4.5%
Sysco Corp.	25,445	814,749
Walgreen Co.	54,125	2,601,789
Wal-Mart Stores, Inc.	23,875	1,742,397
		5,158,935
Household Goods & Home Construction - 0.9%
The Procter & Gamble Co.	12,825	998,939

Energy - 15.1%
Oil & Gas Producers - 13.0%
Anadarko Petroleum Corp.	12,992	1,187,729
Apache Corp.	14,750	1,263,780
Chevron Corp.	17,070	2,055,740
Devon Energy Corp.	21,100	1,204,599
Encana Corp.	28,225	482,648
Exxon Mobil Corp.	36,670	3,196,157
Forest Oil Corp. (a)	180,825	1,005,387
Goodrich Petroleum Corp. (a)	25,850	554,483
Hess Corp.	11,520	862,272
Noble Energy, Inc.	19,350	1,188,671
PetroChina Co. Ltd. ADR	10,425	1,134,240
Southwestern Energy Co. (a)	23,575	900,565
		15,036,271

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil Equipment, Services & Distribution - 2.1%
Helmerich & Payne, Inc.	8,800	$554,752
Schlumberger Ltd.	22,669	1,834,829
		2,389,581
Financials - 16.9%
Banks - 9.8%
Associated Banc-Corp	94,265	1,503,527
Bank of America Corp.	200,350	2,828,942
Citigroup Inc.	42,275	2,043,151
First Horizon National Corp.	106,910	1,182,425
JPMorgan Chase & Co.	44,875	2,267,534
PNC Financial Services Group, Inc.	12,530	905,543
Zions Bancorporation	22,150	619,535
		11,350,657
Financial Services - 5.1%
CIT Group Inc. (a)	19,000	909,530
Discover Financial Services	11,620	549,045
MSCI Inc. (a)	43,175	1,619,494
Northern Trust Corp.	19,495	1,069,691
State Street Corp.	26,400	1,761,408
		5,909,168
Insurance - 1.0%
Aflac, Inc.	19,760	1,141,930

Real Estate Investment Trusts - 1.0%
DiamondRock Hospitality Co.	58,925	570,983
Host Hotels & Resorts Inc.	33,425	569,228
		1,140,211
Health Care - 10.7%
Health Care Equipment & Services - 5.9%
Baxter International Inc.	11,860	824,982
Express Scripts Holding Co. (a)	37,125	2,371,545
Henry Schein, Inc. (a)	6,040	610,342
Hologic, Inc. (a)	57,775	1,232,918
Medtronic, Inc.	11,565	598,489
ResMed Inc.	12,975	612,939
Zimmer Holdings, Inc.	7,370	582,893
		6,834,108
Health Care Services - 1.3%
McKesson Corp.	12,375	1,502,449

Pharmaceuticals & Biotechnology - 3.5%
Amgen Inc.	8,490	924,901
Celgene Corp. (a)	8,700	1,217,826
Exact Sciences Corp. (a)	74,100	857,337
Johnson & Johnson	12,635	1,091,790
		4,091,854

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 12.7%
Construction & Materials - 1.2%
Masco Corp.	76,400	$1,445,488

Electrical Equipment - 1.3%
Emerson Electric Co.	24,250	1,463,972

General Industrials - 3.5%
General Electric Co.	98,625	2,282,182
3M Co.	15,345	1,742,885
		4,025,067
Industrial Engineering - 4.7%
ABB Ltd. ADR	93,075	1,992,736
Illinois Tool Works Inc.	17,425	1,245,365
Ingersoll-Rand PLC (a)	10,300	609,142
Rockwell Automation, Inc.	15,675	1,524,080
		5,371,323
Industrial Transportation - 1.3%
FedEx Corp.	13,975	1,500,356

Support Services - 0.7%
Mobile Mini, Inc. (a)	28,150	855,197

Information Technology - 25.2%
Computer Programs - 2.1%
Electronic Arts Inc. (a)	55,410	1,476,122
Take-Two Interactive Software, Inc. (a)	49,000	899,640
		2,375,762
Electronic & Electrical Equipment - 1.1%
Maxwell Technologies, Inc. (a)	146,450	1,294,618

Internet Programs & Services - 0.7%
eBay Inc. (a)	16,795	839,582

IT Services - 1.7%
Alliance Data Systems Corp. (a)	4,700	919,790
Visa Inc. Class A	6,020	1,050,008
		1,969,798
Software & Computer Services - 5.7%
Google Inc. Class A (a)	2,025	1,714,972
Microsoft Corp.	112,551	3,759,203
Oracle Corp.	36,425	1,160,501
		6,634,676

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware & Equipment - 13.9%
Altera Corp.	34,650	$1,218,641
Broadcom Corp. Class A	67,815	1,713,007
Cisco Systems, Inc.	99,260	2,313,751
EMC Corp.	47,400	1,221,972
Hewlett-Packard Co.	49,400	1,103,596
Intel Corp.	92,725	2,038,095
JDS Uniphase Corp. (a)	169,135	2,170,002
Linear Technology Corp.	22,645	867,983
Maxim Integrated Products, Inc.	30,930	861,246
Qualcomm, Inc.	37,730	2,500,744
		16,009,037

TOTAL COMMON STOCKS (COST $96,363,987)		115,217,196

SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.047% (b)	6,108	6,108

Total Money Market Funds		6,108

TOTAL SHORT-TERM INVESTMENTS (COST $6,108)		6,108

TOTAL INVESTMENTS - 99.8% (COST $96,370,095)		115,223,304

NET OTHER ASSETS AND LIABILITIES - 0.2%		194,423

NET ASSETS - 100.0%		$115,417,727

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at August 31, 2013.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At August 31, 2013, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$97,044,126
Unrealized appreciation	$22,274,974
Unrealized depreciation	$(4,095,796)
Net unrealized appreciation (depreciation)	$18,179,178

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The accompanying notes are an integral part of the schedule of investments.

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 18.8%
Automobiles & Parts - 3.0%
Allison Transmission Holdings, Inc.	14,575	$328,083
Harley-Davidson, Inc.	5,675	340,387
LKQ Corp. (a)	9,670	282,751
		951,221
General Retailers - 7.7%
Bed Bath & Beyond Inc. (a)	8,180	603,193
Best Buy Co., Inc.	6,850	246,600
Chico's FAS, Inc.	15,375	239,850
Jos. A. Bank Clothiers, Inc. (a)	10,185	405,159
Kohl's Corp.	11,460	588,013
Nordstrom, Inc.	6,870	382,865
		2,465,680
Household Products - 2.1%
D.R. Horton, Inc.	8,625	153,956
Jarden Corp. (a)	12,562	539,538
		693,494
Leisure Goods - 1.1%
Brunswick Corp.	9,500	345,420

Personal Goods - 3.2%
Coach, Inc.	9,353	493,932
Hanesbrands, Inc.	8,928	531,037
		1,024,969
Travel & Leisure - 1.7%
Darden Restaurants, Inc.	12,131	560,574

Consumer Staples - 1.9%
Food Producers - 1.9%
Ingredion Inc.	2,550	160,497
McCormick & Co., Inc.	2,043	138,209
The J. M. Smucker Co.	3,087	327,654
		626,360
Energy - 10.6%
Oil & Gas Producers - 8.6%
Bill Barrett Corp. (a)	13,740	295,822
Denbury Resources Inc. (a)	4,485	77,546
Encana Corp.	8,450	144,495
Forest Oil Corp. (a)	68,200	379,192
Goodrich Petroleum Corp. (a)	10,750	230,588
Murphy Oil Corp.	3,551	239,408
Noble Energy, Inc.	9,136	561,224
Oasis Petroleum Inc. (a)	4,100	160,720
Range Resources Corp.	6,040	452,879
Swift Energy Co. (a)	5,750	64,860
Ultra Petroleum Corp. (a)	7,275	150,593
		2,757,327

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy (continued)
Oil Equipment, Services & Distribution - 2.0%
Dresser-Rand Group, Inc. (a)	3,995	$243,455
Helmerich & Payne, Inc.	3,645	229,781
Seadrill Ltd.	3,985	184,346
		657,582
Financials - 18.3%
Banks - 5.8%
Associated Banc-Corp	36,059	575,141
First Horizon National Corp.	56,720	627,323
Regions Financial Corp.	18,485	173,759
SunTrust Banks, Inc.	5,120	163,942
Zions Bancorporation	11,310	316,341
		1,856,506
Financial Services - 6.8%
CIT Group Inc. (a)	7,075	338,680
Discover Financial Services	7,879	372,283
Eaton Vance Corp.	6,020	232,071
MSCI Inc. (a)	18,210	683,057
Northern Trust Corp.	10,125	555,559
		2,181,650
Insurance - 1.7%
Cincinnati Financial Corp.	4,820	220,178
Unum Group	11,235	331,770
		551,948
Real Estate Investment Trusts - 4.0%
Annaly Capital Management Inc.	28,650	334,346
DiamondRock Hospitality Co.	33,050	320,255
Host Hotels & Resorts Inc.	18,685	318,206
LaSalle Hotel Properties	11,920	316,238
		1,289,045
Health Care - 12.9%
Health Care Equipment & Services - 10.2%
Hanger, Inc. (a)	10,650	327,062
Henry Schein, Inc. (a)	3,169	320,227
Hologic, Inc. (a)	20,425	435,869
Masimo Corp. (a)	7,500	185,550
MedAssets Inc. (a)	26,240	588,301
Natus Medical Inc. (a)	25,675	337,626
Patterson Cos., Inc.	7,580	302,290
ResMed Inc.	9,825	464,133
Zimmer Holdings, Inc.	4,100	324,269
		3,285,327
Health Care Services - 1.0%
McKesson Corp.	2,720	330,235

Pharmaceuticals & Biotechnology - 1.7%
Exact Sciences Corp. (a)	29,300	339,001
Illumina, Inc. (a)	2,525	196,546
		535,547

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 12.4%
Construction & Materials - 3.0%
Masco Corp.	25,875	$489,555
Mueller Water Products, Inc. Class A	30,900	233,295
USG Corp. (a)	10,075	235,151
		958,001
Electrical Equipment - 1.2%
Regal-Beloit Corp.	6,330	403,221

Industrial Engineering - 4.6%
Ingersoll-Rand PLC (a)	8,350	493,819
Rockwell Automation, Inc.	5,310	516,291
SPX Corp.	6,375	472,005
		1,482,115
Industrial Transportation - 1.0%
Expeditors Int'l. of Washington, Inc.	8,175	331,578

Support Services - 2.6%
Cintas Corp.	6,600	315,216
Mobile Mini, Inc. (a)	10,420	316,560
W.W. Grainger, Inc.	888	219,647
		851,423
Information Technology - 19.3%
Computer Programs - 2.6%
Electronic Arts Inc. (a)	15,590	415,318
Take-Two Interactive Software, Inc. (a)	23,460	430,726
		846,044
Electronic & Electrical Equipment - 2.3%
Maxwell Technologies, Inc. (a)	82,225	726,869

Internet Programs & Services - 1.0%
Liquidity Services Inc. (a)	10,750	318,630

IT Services - 2.1%
Alliance Data Systems Corp. (a)	2,220	434,454
Fiserv, Inc. (a)	2,672	257,233
		691,687
Technology Hardware & Equipment - 11.3%
Altera Corp.	9,425	331,477
Broadcom Corp. Class A	25,755	650,571
Cavium Inc. (a)	12,150	461,335
InvenSense Inc. (a)	18,400	328,808
JDS Uniphase Corp. (a)	48,356	620,407
Linear Technology Corp.	8,310	318,522
Maxim Integrated Products, Inc.	17,451	485,923
Stratasys Ltd. (a)	2,025	217,222
3D Systems Corp. (a)	4,325	222,305
		3,636,570

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Materials - 4.0%
Chemicals - 2.9%
Ecolab Inc.	5,281	$482,419
International Flavors & Fragrances Inc.	5,710	451,147
		933,566
Household Materials - 1.1%
The Scotts Miracle-Gro Co. Class A	6,646	350,311

Utilities - 1.8%
Electricity - 0.4%
Pepco Holdings, Inc.	6,660	126,140

Gas, Water & Multiutilities - 1.4%
MDU Resources Group, Inc.	8,622	230,207
SCANA Corp.	4,289	206,387
		436,594

TOTAL COMMON STOCKS (COST $25,871,594)		32,205,634

SHORT-TERM INVESTMENTS - 0.3%

Money Market Funds - 0.3%
Fidelity Money Market Portfolio Class I, 0.047% (b)	100,000	100,000

Total Money Market Funds		100,000

	TOTAL SHORT-TERM INVESTMENTS (COST $100,000)	100,000

	TOTAL INVESTMENTS - 100.3% (COST $25,971,594)	32,305,634

NET OTHER ASSETS AND LIABILITIES - (0.3%)		(103,050)

NET ASSETS - 100.0%		$32,202,584

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at August 31, 2013.

PLC: Public Limited Company

At August 31, 2013, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$26,216,927
Unrealized appreciation	$7,078,027
Unrealized depreciation	$(989,320)
Net unrealized appreciation (depreciation)	$6,088,707

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

4

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS - 97.1%

Asset-Backed Securities - 8.6%
Ameritech Capital Funding Corp.
9.100% due 6/1/2016	$3,936	$4,434

AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (d)	42,900,480	44,401,997

Basketball Properties Ltd.
6.650% due 3/1/2025 (d)	5,622,562	6,037,580

Beaver Valley II Funding
9.000% due 6/1/2017	4,000	4,027

British Airways PLC
5.625% due 6/20/2020, Series 2013-1 (d)	13,860,000	14,067,900

Continental Airlines
9.250% due 5/10/2017, Series 2009-2 B	691,193	756,856
6.000% due 1/12/2019, Series 2010-1 B	74,449	76,310

Delta Air Lines
6.375% due 1/2/2016, Series 2010-1 B (d)	8,195,000	8,502,312
9.750% due 12/17/2016, Series 2009-1 B	818,112	895,833
6.821% due 8/10/2022, Series 2007-1 A	10,338,144	11,682,103
6.718% due 1/2/2023, Series 2002-1 G-1	4,561	4,972

Doric Nimrod Air Alpha
6.125% due 11/30/2019, Series 2013-1 (d)	3,000,000	3,015,000

Doric Nimrod Air Finance Alpha Ltd.
6.500% due 5/30/2021, Series 2012-1 B (d)	40,333,685	40,652,724

Express Pipeline LP
7.390% due 12/31/2017 (d)	2,358,000	2,543,768

FPL Energy Caithness Funding Corp.
7.645% due 12/31/2018 (d)	2,168,960	2,289,912

General American Railcar
6.690% due 9/20/2016, Series 1997-1 (d)	289,053	302,061
6.210% due 9/20/2017, Series II	5,367,950	5,649,768
7.760% due 8/20/2018, Series III (d)	1,049,484	1,031,557

Maritimes & Northeast Pipeline LLC
7.500% due 5/31/2014 (d)	10,678,122	11,091,227

Midwest Family Housing LLC
5.168% due 7/1/2016 (d)	262,000	266,184

Norfolk Southern Railway Co.
6.150% due 4/1/2014	25,000	25,785

Northwest Airlines
7.575% due 3/1/2019, Series 1999-2 A	185,767	208,987
7.027% due 11/1/2019, Series 2007-1 A	8,225,637	8,965,945
6.264% due 11/20/2021, Series 2002-1 G-2	1,134,550	1,184,470
7.041% due 4/1/2022, Series 2001-1 A-1	460,353	520,199

PP&L Montana LLC
8.903% due 7/2/2020	2,108,419	2,387,067

Prologis, Inc.
7.810% due 2/1/2015	2,010,600	2,054,725

Total Asset-Backed Securities		168,623,703

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Convertible Bonds - 0.4%
EMC Corp.
1.750% due 12/1/2013	$1,000,000	$1,605,625

Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,245,046

Total Convertible Bonds		8,850,671

Corporate Bonds - 84.9%
Advance Auto Parts, Inc.
5.750% due 5/1/2020	21,826,000	22,931,531

Airgas, Inc.
7.125% due 10/1/2018	415,000	431,310

Alltel Corp.
6.500% due 11/1/2013	8,000	8,072

Ameren Corp.
8.875% due 5/15/2014	1,210,000	1,275,317

American Express
6.650% due 9/15/2015	90,000	98,855
6.900% due 9/15/2015	277,000	305,571

American Financial Group, Inc.
9.875% due 6/15/2019	1,751,000	2,258,230

American General Finance
6.000% due 10/15/2014	1,000,000	1,002,030
6.000% due 12/15/2014	1,000,000	1,004,050

American Standard Inc.
5.500% due 4/1/2015	25,000	26,498

Amphenol Corp.
4.750% due 11/15/2014	698,000	729,390

Arden Realty LP
5.250% due 3/1/2015	3,040,000	3,205,954

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	4,777,000	4,989,180

Associated Banc-Corp
9.250% due 10/15/2018	390,000	390,911

Astoria Financial Corp.
5.000% due 6/19/2017	30,082,000	31,543,293

Avnet, Inc.
5.875% due 3/15/2014	9,675,000	9,905,797
6.000% due 9/1/2015	225,000	243,964
6.625% due 9/15/2016	551,000	618,478

Avon Products, Inc.
5.750% due 3/1/2018	5,275,000	5,689,610
6.500% due 3/1/2019	24,451,000	27,324,971
4.600% due 3/15/2020	500,000	513,041

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Axis Capital Holdings
5.750% due 12/1/2014	$5,622,000	$5,942,448

Bank of America Corp.
5.350% due 9/15/2015	549,000	584,198
5.250% due 12/1/2015	333,000	359,056
5.625% due 10/14/2016	935,000	1,035,243
6.000% due 8/15/2017	115,000	124,677
6.050% due 8/15/2017	948,000	1,041,175
5.750% due 12/1/2017	555,000	620,987
5.350% due 3/15/2018	81,000	87,479
5.800% due 2/15/2019	10,000	11,007
7.625% due 6/1/2019	730,000	878,647
6.400% due 8/15/2019	141,000	158,445
6.750% due 8/15/2019	671,000	769,752
4.625% due 3/30/2020 (b)	680,000	681,700
5.560% due 11/23/2020 (b)	85,000	85,244

Bear Stearns Cos. LLC
5.300% due 9/15/2013	20,000	20,019
3.200% due 3/10/2014 (a)	270,000	271,380

Best Buy Co., Inc.
3.750% due 3/15/2016	17,902,000	18,304,795

Bio-Rad Laboratories, Inc.
8.000% due 9/15/2016	21,835,000	22,733,969

Black Hills Corp.
9.000% due 5/15/2014	2,452,000	2,580,585

BMC Software, Inc.
7.250% due 6/1/2018	26,928,000	27,377,994

Boston Scientific Corp.
5.450% due 6/15/2014	1,221,000	1,267,816
6.250% due 11/15/2015 (a)	3,358,000	3,706,863

Brocade Communications Systems, Inc.
6.875% due 1/15/2020	4,002,000	4,312,155

CA, Inc.
6.125% due 12/1/2014	1,614,000	1,708,876

Capital One Financial
6.150% due 9/1/2016	300,000	333,301

Carpenter Technology Corp.
7.060% due 5/21/2018	500,000	537,384
7.030% due 5/22/2018	8,000	8,589

Centel Capital Corp.
9.000% due 10/15/2019	10,000	11,951

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	210,526

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Citigroup, Inc.
5.000% due 9/15/2014	$10,452,000	$10,860,464
6.010% due 1/15/2015	244,000	260,058
5.500% due 2/15/2017	180,000	195,371
4.250% due 12/15/2018 (b)	10,000	9,829
4.000% due 8/11/2020 (b)	230,000	229,476

Cliffs Natural Resources Inc.
3.950% due 1/15/2018	1,200,000	1,174,190
5.900% due 3/15/2020	45,357,000	45,970,136
4.875% due 4/1/2021	500,000	462,440

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,645,798
6.950% due 1/15/2018	605,000	693,252

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,101,518
6.150% due 12/15/2015	443,000	489,227

CommonWealth REIT
5.875% due 9/15/2020	779,000	784,587

Computer Sciences Corp.
6.500% due 3/15/2018	19,477,000	21,984,235

Con-way Inc.
7.250% due 1/15/2018	13,089,000	14,759,693

Countrywide Financial Corp.
5.000% due 5/11/2015	30,000	29,772
5.750% due 6/24/2015 (b)	560,000	565,713
7.500% due 7/28/2015 (b)	140,000	139,465
6.250% due 5/15/2016	952,000	1,033,451
5.250% due 5/27/2020	271,000	271,631
6.000% due 8/26/2020 (b)	125,000	123,497

Countrywide Home Loans, Inc.
6.000% due 1/24/2018	1,087,000	1,068,887
5.500% due 5/16/2018	242,000	239,991

Coventry Health Care, Inc.
6.125% due 1/15/2015	1,136,000	1,214,119
5.950% due 3/15/2017	354,000	401,042

CRH America, Inc.
5.300% due 10/15/2013	10,000	10,050

Darden Restaurants
7.125% due 2/1/2016	136,000	150,436

Discover Financial Services
6.450% due 6/12/2017	590,000	666,555
10.250% due 7/15/2019	9,762,000	12,372,398

Domtar Corp.
9.500% due 8/1/2016	580,000	684,008
10.750% due 6/1/2017	18,443,000	23,201,626

Dow Chemical Co.
5.000% due 9/15/2020	105,000	105,110
5.050% due 9/15/2020	197,000	197,207

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Duquesne Light Holdings Inc.
5.500% due 8/15/2015	$6,819,000	$7,336,521

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	6,168,000	6,684,588

Enel Finance Int'l. N.V.
6.250% due 9/15/2017 (d)	2,706,000	2,961,906
5.125% due 10/7/2019 (d)	5,000,000	5,138,200
5.125% due 10/7/2019	500,000	513,820

Expedia, Inc.
7.456% due 8/15/2018	17,549,000	20,264,041
5.950% due 8/15/2020	7,000,000	7,282,191

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,904,000	2,130,357
7.375% due 4/15/2018	24,190,000	27,402,166
5.800% due 5/15/2021 (d)	12,040,000	12,331,922

Fidelity National Financial, Inc.
6.600% due 5/15/2017	15,939,000	17,464,107

Fidelity National Information Services, Inc.
7.875% due 7/15/2020	32,947,000	36,519,773

First Horizon National Corp.
5.375% due 12/15/2015	895,000	964,536

First Tennessee Bank
5.050% due 1/15/2015	2,757,000	2,870,296
5.650% due 4/1/2016	5,247,000	5,648,485

Fortune Brands, Inc.
5.375% due 1/15/2016	10,000	10,894

Frontier Oil Corp.
6.875% due 11/15/2018	4,461,000	4,750,965

Gazprom OAO Via Gaz Capital S.A.
8.125% due 7/31/2014 (d)	24,896,000	26,444,531
4.950% due 5/23/2016 (d)	5,000,000	5,262,500
9.250% due 4/23/2019 (d)	1,500,000	1,792,500

GE Capital Trust I
6.375% due 11/15/2067 (a)	11,107,000	11,690,117

General Electric Capital Corp.
4.200% due 2/15/2014	50,000	50,496
5.600% due 7/15/2014	500,000	518,679
5.250% due 6/15/2015	25,000	26,644
5.400% due 6/15/2015	59,000	62,941
5.500% due 8/15/2015	30,000	32,248
5.000% due 4/15/2016	45,000	48,588
4.750% due 3/15/2017	395,000	395,322
5.000% due 3/15/2018	182,000	182,161
5.000% due 3/15/2018	129,000	129,114
6.750% due 4/15/2018	373,000	436,123
6.300% due 5/15/2018	1,790,000	2,037,661
6.000% due 7/15/2018	57,000	64,032
6.000% due 7/15/2018	39,000	44,106
6.375% due 11/15/2067 (a)	34,491,000	36,388,005

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Genworth Financial Inc.
5.750% due 6/15/2014	$3,711,000	$3,836,395
8.625% due 12/15/2016	8,264,000	9,819,186
6.515% due 5/22/2018	17,629,000	19,693,761
7.700% due 6/15/2020	8,397,000	9,738,647
7.200% due 2/15/2021	423,000	480,131

GFI Group Inc.
10.375% due 7/19/2018 (a)	551,000	553,755

GMAC LLC
0.000% due 6/15/2015 (c)	1,250,000	1,164,062
6.500% due 9/15/2016 (b)	87,000	87,133

Goldman Sachs Group, Inc.
5.625% due 1/15/2017	565,000	615,318

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	34,468

Harsco Corp.
5.125% due 9/15/2013	146,000	146,167

HCP, Inc.
6.000% due 3/1/2015	5,879,000	6,283,011
7.072% due 6/8/2015	703,000	773,768

Hewlett-Packard Co.
5.500% due 3/1/2018	6,498,000	7,231,052

Horace Mann Educators Corp.
6.850% due 4/15/2016	9,223,000	10,089,390

Hospira, Inc.
5.900% due 6/15/2014	1,600,000	1,665,699
6.050% due 3/30/2017	7,000,000	7,538,440

Hospitality Properties Trust
7.875% due 8/15/2014	11,141,000	11,473,403
5.125% due 2/15/2015	4,644,000	4,795,752
6.300% due 6/15/2016	271,000	294,238
5.625% due 3/15/2017	2,651,000	2,858,539
6.700% due 1/15/2018	1,446,000	1,608,503

Host Hotels & Resorts LP
5.875% due 6/15/2019	415,000	450,888

HRPT Properties Trust
5.750% due 2/15/2014	1,280,000	1,283,085
5.750% due 11/1/2015	3,332,000	3,485,742
6.250% due 8/15/2016	3,830,000	4,074,005
6.250% due 6/15/2017	1,865,000	1,973,327
6.650% due 1/15/2018	21,919,000	23,508,478

HSBC Finance Corp.
4.090% due 10/10/2013 (a)	331,000	330,100
3.870% due 1/10/2014 (a)	335,000	335,961
2.500% due 1/15/2014	5,000	5,015
2.400% due 2/15/2014	5,000	5,017
2.500% due 2/15/2014	696,000	699,806
4.950% due 3/15/2014	10,000	10,127
2.050% due 4/15/2014	20,000	20,103

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
HSBC Finance Corp. (continued)
2.150% due 4/15/2014	$25,000	$25,144
5.600% due 4/15/2014	665,000	673,731
1.900% due 6/15/2014	20,000	20,096
5.250% due 7/15/2014	10,000	10,232
5.500% due 7/15/2014	30,000	30,924
4.500% due 8/15/2014	186,000	190,002
6.000% due 8/15/2014	558,000	572,929
6.000% due 8/15/2014	86,000	89,225
4.600% due 9/15/2014	35,000	36,020
4.700% due 9/15/2014	11,000	11,361
5.700% due 9/15/2014	19,000	19,796
5.800% due 9/15/2014	153,000	158,461
5.850% due 9/15/2014	336,000	348,486
5.650% due 10/15/2014	30,000	31,358
5.750% due 10/15/2014	274,000	287,642
5.350% due 11/15/2014	30,000	31,354
5.600% due 2/15/2018	250,000	277,306

HSBC USA Inc.
9.500% due 4/15/2014	157,000	164,783

Iberdrola Finance Ireland Ltd.
5.000% due 9/11/2019 (d)	12,453,000	13,121,502

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,055,944

International Game Technology
7.500% due 6/15/2019	386,000	439,517

Jabil Circuit, Inc.
7.750% due 7/15/2016	6,779,000	7,677,217
8.250% due 3/15/2018	19,444,000	22,895,310

Janus Capital Group Inc.
6.119% due 4/15/2014	40,000	40,385

John Hancock Life Ins. Co.
4.800% due 10/15/2013	5,000	5,017
5.000% due 12/15/2013	5,000	5,045
5.450% due 9/15/2015	201,000	213,211
5.450% due 10/15/2015	29,000	30,888
5.500% due 11/15/2015	75,000	79,886
5.250% due 12/15/2015	25,000	26,523
5.500% due 12/15/2015	25,000	26,661
5.000% due 4/15/2016	60,000	63,554

JPMorgan Chase & Co.
7.900% due 04/30/2018 (a) (e)	41,644,000	45,912,510
5.250% due 5/15/2018	65,000	64,873
5.250% due 3/15/2019	20,000	19,703

Korea Development Bank
5.750% due 9/10/2013	30,000	30,020

Lexmark International, Inc.
6.650% due 6/1/2018	3,370,000	3,671,699

Liberty Property LP
5.650% due 8/15/2014	36,000	37,509

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (a)	$347,000	$349,090

Marriott International, Inc.
5.810% due 11/10/2015	373,000	408,845

Masco Corp.
4.800% due 6/15/2015	1,475,000	1,534,000
6.125% due 10/3/2016	4,502,000	4,974,710
5.850% due 3/15/2017	2,985,000	3,193,950
6.625% due 4/15/2018	12,875,000	14,130,312
7.125% due 3/15/2020	1,440,000	1,620,000

Maytag Corp.
5.000% due 5/15/2015	50,000	52,732

MBIA Inc.
6.400% due 8/15/2022	46,433,000	45,968,670

MBNA Corp.
5.000% due 6/15/2015	800,000	839,628

Merrill Lynch & Co.
5.000% due 1/15/2015	343,000	360,571
5.300% due 9/30/2015	1,712,000	1,845,389
6.050% due 5/16/2016	3,000,000	3,281,205
6.400% due 8/28/2017	3,048,000	3,475,479
6.875% due 4/25/2018	233,000	270,967
6.500% due 7/15/2018	2,668,000	3,056,474
6.875% due 11/15/2018	2,316,000	2,719,299
8.400% due 11/1/2019	310,000	375,505

Morgan Stanley
6.000% due 5/13/2014	695,000	716,955
6.000% due 4/28/2015	3,753,000	4,026,466
4.000% due 7/24/2015	200,000	208,905
5.375% due 10/15/2015	1,000,000	1,076,664
5.750% due 10/18/2016	2,178,000	2,416,312
6.250% due 8/28/2017	1,045,000	1,180,181
5.950% due 12/28/2017	2,933,000	3,283,356
6.625% due 4/1/2018	10,152,000	11,634,852
7.300% due 5/13/2019	4,020,000	4,758,832
6.250% due 7/8/2019 (b)	139,000	143,945
5.625% due 9/23/2019	400,000	440,308
5.500% due 1/26/2020	10,000	10,945
4.000% due 9/22/2020 (b)	4,520,000	4,465,887
3.500% due 10/15/2020 (b)	837,000	830,238

Mylan Inc.
7.875% due 7/15/2020 (d)	3,600,000	4,110,862

NASDAQ OMX Group, Inc.
4.000% due 1/15/2015	250,000	258,453

National City Bank of Indiana
4.250% due 7/1/2018	200,000	211,350

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,627,611

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
National Rural Utilities
5.125% due 11/15/2013	$25,000	$25,190
7.200% due 10/1/2015	30,000	33,007

NationsBank Corp.
7.750% due 8/15/2015	2,251,000	2,505,145

Navigators Group, Inc.
7.000% due 5/1/2016	14,539,000	15,762,602

NET Servicos de Comunicacao S.A.
7.500% due 1/27/2020	42,531,000	45,933,480

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	40,000	44,687

NiSource Finance Corp.
5.400% due 7/15/2014	220,000	228,549

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	204,140

Odyssey Re Holdings Corp.
7.650% due 11/1/2013	194,000	195,914

Ohio Casualty Corp.
7.300% due 6/15/2014	467,000	485,359

Owens Corning
6.500% due 12/1/2016	3,372,000	3,763,715

Petrobras Argentina S.A.
5.875% due 5/15/2017 (d)	13,500,000	13,905,000

Petrobras Energia S.A.
5.875% due 5/15/2017	19,444,000	20,027,320

Petrobras Int'l. Finance Co.
7.875% due 3/15/2019	9,525,000	10,721,940

Petrohawk Energy Corp.
7.875% due 6/1/2015	208,000	212,130
7.250% due 8/15/2018	41,751,000	45,383,337

Pitney Bowes Inc.
5.750% due 9/15/2017	67,000	72,571
6.250% due 3/15/2019	918,000	1,014,845
5.250% due 1/15/2037	42,473,000	44,468,084

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	14,839,000	16,392,747

PNC Funding Corp.
5.250% due 11/15/2015	352,000	382,591

PNM Resources Inc.
9.250% due 5/15/2015	617,000	690,269

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
PPL Energy Supply, LLC
5.400% due 8/15/2014	$15,000	$15,649
6.500% due 5/1/2018	1,000,000	1,138,038

Principal Life Income Funding Trusts
5.000% due 4/15/2014	30,000	30,598
5.000% due 4/15/2014	40,000	40,991
5.000% due 4/15/2014	5,000	5,117
3.242% due 4/1/2016 (a)	50,000	51,674

Prologis, Inc.
6.250% due 3/15/2017	200,000	225,696
6.875% due 3/15/2020	4,000	4,724

Protective Life Corp.
4.875% due 11/1/2014	820,000	856,081

Protective Life Secured Trusts
4.850% due 10/15/2013	40,000	40,195
4.250% due 3/15/2014	20,000	20,209

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,211,961

Prudential Financial, Inc.
6.200% due 1/15/2015	1,100,000	1,177,222
5.000% due 3/16/2015	140,000	147,052
8.875% due 6/15/2038 (a)	15,732,000	18,957,060

R.R. Donnelley & Sons Co.
5.500% due 5/15/2015	3,314,000	3,512,840
8.600% due 8/15/2016	327,000	377,685
6.125% due 1/15/2017	2,791,000	3,084,055

Regions Bank / Birmingham AL
7.500% due 5/15/2018	15,723,000	18,363,395

Regions Financial Corp.
7.750% due 11/10/2014	2,694,000	2,898,933

Ryder System, Inc.
5.850% due 3/1/2014	83,000	85,044

Security Benefit Life Insurance
8.750% due 5/15/2016 (d)	7,000,000	7,923,006

Seminole Indian Tribe of Florida
8.030% due 10/1/2020 (d)	41,300,000	45,017,000

SL Green Realty Corp.
5.000% due 8/15/2018	16,015,000	16,942,797

SLM Corp.
3.812% due 9/15/2013 (a)	91,000	90,996
4.300% due 12/15/2013	2,000	1,987
5.150% due 12/15/2013	60,000	59,759
5.250% due 12/15/2013	30,000	29,887
3.482% due 1/31/2014 (a)	127,000	126,500
4.700% due 3/15/2014	25,000	24,763
4.950% due 3/15/2014	15,000	14,877
5.150% due 3/15/2014	10,000	9,928
3.162% due 4/1/2014 (a)	155,000	154,019

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp. (continued)
3.742% due 6/2/2014 (a)	$70,000	$70,778
5.050% due 11/14/2014	142,000	146,260
3.112% due 12/15/2014 (a)	444,000	439,724
5.000% due 3/15/2015 (b)	11,000	10,756
5.000% due 4/15/2015	425,000	437,750
3.312% due 9/15/2015 (a)	90,000	88,707
5.000% due 9/15/2015	55,000	53,403
5.000% due 9/15/2015	140,000	135,906
5.000% due 9/15/2015	46,000	44,655
5.250% due 9/15/2015	75,000	73,173
3.412% due 12/15/2015 (a)	128,000	124,385
5.150% due 3/15/2017	3,085,000	2,950,833
4.800% due 6/15/2017 (b)	59,000	55,583
5.100% due 6/15/2017 (b)	35,000	33,319
4.700% due 12/15/2017 (b)	33,000	30,749
5.250% due 3/15/2018	5,000	4,748
5.450% due 3/15/2018	74,000	70,812
5.600% due 3/15/2018	30,000	28,883
5.000% due 6/15/2018	168,000	165,562
5.600% due 6/15/2018	29,000	27,870
8.450% due 6/15/2018	9,790,000	11,160,600
5.200% due 12/15/2018 (b)	30,000	28,172
5.450% due 12/15/2018 (b)	46,000	43,702
5.250% due 3/15/2019	42,000	39,361
5.500% due 3/15/2019	800,000	759,411
5.500% due 3/15/2019 (b)	375,000	372,202
5.900% due 3/15/2019 (b)	30,000	29,025
6.000% due 3/15/2019 (b)	110,000	106,893
6.000% due 3/15/2019 (b)	61,000	59,277
6.200% due 3/15/2019 (b)	44,000	43,152
6.250% due 3/15/2019 (b)	20,000	19,659
5.190% due 4/24/2019	731,000	707,267
3.612% due 5/3/2019 (a)	217,000	196,580
5.000% due 6/15/2019	158,000	145,974
5.000% due 6/15/2019	48,000	44,347
5.150% due 6/15/2019	11,000	10,261
6.000% due 6/15/2019	25,000	24,240
6.000% due 6/15/2019	94,000	91,144
5.500% due 9/15/2019	5,000	4,709
6.000% due 9/15/2019	43,000	41,570
8.000% due 3/25/2020	20,888,000	22,715,700
6.000% due 9/15/2020 (b)	15,000	14,033
6.250% due 9/15/2020 (b)	154,000	146,190
6.500% due 12/15/2020 (b)	71,000	70,509
6.750% due 12/15/2020 (b)	306,000	296,986
6.750% due 12/15/2020 (b)	95,000	92,202
6.000% due 6/15/2021 (b)	67,000	64,421
6.000% due 6/15/2021	40,000	36,223
6.000% due 6/15/2021	251,000	227,268
6.000% due 6/15/2021	381,000	346,520
6.150% due 6/15/2021	271,000	249,011
6.150% due 6/15/2021	152,000	139,667
7.000% due 6/15/2021 (b)	194,000	188,703
7.250% due 1/25/2022	805,000	823,112
5.400% due 4/25/2023 (b)	70,000	59,507

Springleaf Finance Corp.
6.900% due 12/15/2017	1,000,000	1,018,750

State Bank of India/London
4.125% due 8/1/2017 (d)	8,000,000	7,838,000

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Steelcase Inc.
6.375% due 2/15/2021	$787,000	$864,236

Sunoco, Inc.
4.875% due 10/15/2014	2,399,000	2,483,162
9.625% due 4/15/2015	6,466,000	7,257,555

SunTrust Bank
5.000% due 9/1/2015	690,000	735,415
5.450% due 12/1/2017	51,000	56,006

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	18,596
7.450% due 7/1/2018	130,000	154,835

Tech Data Corp.
3.750% due 9/21/2017	4,301,000	4,344,806

Telecom Italia
5.250% due 11/15/2013	10,101,000	10,174,990
6.175% due 6/18/2014	1,805,000	1,861,087
6.999% due 6/4/2018	28,868,000	31,242,075
7.175% due 6/18/2019	1,480,000	1,610,617

Textron Financial Corp.
6.200% due 3/15/2015	14,000	15,007

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,818,573

21st Century Insurance Group
5.900% due 12/15/2013	363,000	367,947

UDR, Inc.
5.500% due 4/1/2014	412,000	422,258
5.250% due 1/15/2015	690,000	724,975

Unitrin, Inc.
6.000% due 11/30/2015	10,185,000	11,002,886
6.000% due 5/15/2017	8,974,000	9,745,450

Universal Corp.
5.200% due 10/15/2013	30,000	30,113

Unum Group
7.125% due 9/30/2016	2,200,000	2,510,935

Warner Chilcott Co. LLC
7.750% due 9/15/2018	6,200,000	6,773,500

Weingarten Realty Investors
4.857% due 1/15/2014	802,000	812,777

Wells Fargo & Co.
7.980% due 3/15/2018 (a) (e)	41,026,000	45,743,990

Western Union Co.
5.930% due 10/1/2016	33,095,000	36,808,358

Westinghouse Credit
8.875% due 6/14/2014	93,000	98,676

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Westvaco Corp.
7.650% due 3/15/2027	$7,000	$7,555
7.500% due 6/15/2027	796,000	853,884

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	226,086

White Mountains Re Group, Ltd.
6.375% due 3/20/2017 (d)	17,996,000	19,593,901

Willis N.A. Inc.
6.200% due 3/28/2017	1,801,000	1,976,637

WPP Finance UK
5.875% due 6/15/2014	175,000	181,463

Wyndham Worldwide
6.000% due 12/1/2016	2,615,000	2,897,378
5.750% due 2/1/2018	2,020,000	2,212,849

Wynn Las Vegas LLC
7.875% due 5/1/2020	2,749,000	3,010,155
7.750% due 8/15/2020	40,157,000	44,875,447

XL Capital
5.250% due 9/15/2014	4,220,000	4,407,659

Zions Bancorporation
7.750% due 9/23/2014	13,719,000	14,608,266
3.500% due 9/15/2015	4,790,000	4,791,744
2.550% due 11/16/2015	1,916,000	1,909,995
5.500% due 5/10/2016	2,943,000	2,949,963
2.750% due 5/16/2016	11,085,000	11,119,352
4.000% due 6/20/2016	60,000	61,843
5.000% due 8/1/2016	3,650,000	3,676,857
5.250% due 11/7/2016	1,094,000	1,096,038
3.050% due 2/15/2017	2,240,000	2,214,766
4.500% due 3/27/2017	1,125,000	1,184,394

Total Corporate Bonds		1,666,330,947

Federal Agency Mortgage-Backed Securities - 0.1%
Fannie Mae
6.000% due 8/1/2014, Pool #25-5434F	4,134	4,218
7.000% due 7/1/2015, Pool #53-5461F	3,510	3,625
8.000% due 9/1/2015, Pool #53-5460F	8,317	8,650
6.500% due 1/1/2019, Pool #76-9194F	57,254	61,409
6.000% due 10/1/2037, Pool #88-8736F	331,461	355,797
6.000% due 3/1/2038, Pool #25-7134F	235,349	252,647

Freddie Mac
4.500% due 5/1/2018, Pool #P1-0032	43,026	44,211
6.500% due 12/1/2018, Pool #C9-0241	37,659	41,573
6.000% due 11/1/2021, Pool #G1-2449	69,041	75,363
6.000% due 2/1/2022, Pool #G1-2758	117,930	128,589

Ginnie Mae
5.500% due 6/15/2017, Pool #58-4476X	2,415	2,571
5.500% due 7/20/2018, Pool #00-3411M	11,809	12,560
7.000% due 5/15/2033, Pool #78-2071X	51,687	61,074
5.500% due 6/20/2038, Pool #00-4163M	54,140	56,778

Total Federal Agency Mortgage-Backed Securities		1,109,065

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds - 3.1%
Casino Reinvestment Development Authority NJ
5.340% due 6/1/2020	$2,965,000	$2,895,174

City of Detroit MI Water Supply System Revenue
3.607% due 7/1/2016	500,000	495,560

County of Reeves TX Certs. of Participation
6.150% due 12/1/2015	910,000	943,925
7.000% due 12/1/2015	10,000	10,631
6.000% due 12/1/2016	75,000	78,226
5.000% due 12/1/2017	25,000	24,079
6.250% due 12/1/2017	20,000	20,301
7.400% due 12/1/2017	50,000	52,701
6.500% due 12/1/2018	35,000	35,636
7.500% due 12/1/2018	15,000	15,645
6.750% due 12/1/2019	420,000	429,185
6.125% due 12/1/2020	325,000	329,826
6.875% due 12/1/2020	275,000	281,033
6.375% due 12/1/2021	15,000	14,364
7.000% due 12/1/2021	85,000	86,888
7.700% due 12/1/2021	2,890,000	3,013,808

Garza County TX Public Facility Corp.
6.200% due 10/1/2020	900,000	904,932

Lancaster PA Parking Authority
5.760% due 12/1/2017	525,000	548,263

LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (d)	20,000	20,236
5.983% due 12/1/2022 (d)	6,195,000	5,985,795

Los Angeles CA Community College District
4.760% due 8/1/2015	40,000	41,260

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016	24,080,000	23,721,449
3.875% due 2/1/2017	8,000,000	7,553,440
4.375% due 2/1/2019	12,395,000	11,358,530

Willacy County TX Public Facility Corp
5.000% due 12/1/2015	1,230,000	1,263,456
6.000% due 12/1/2016	1,330,000	1,375,619
6.000% due 12/1/2017	230,000	238,793

Total Taxable Municipal Bonds		61,738,755

TOTAL BONDS (COST $1,901,181,615)		1,906,653,141

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.047% (a)	100,000	$100,000

Total Money Market Funds		100,000

TOTAL SHORT-TERM INVESTMENTS (COST $100,000)		100,000

TOTAL INVESTMENTS - 97.1% (COST $1,901,281,615)		1,906,753,141

NET OTHER ASSETS AND LIABILITIES - 2.9%		57,080,575

NET ASSETS - 100.0%		$1,963,833,716

(a) Interest rate shown represents the current coupon rate at August 31, 2013.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) Zero-coupon security.
(d) Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Perpetual maturity, date shown represents next contractual call date.

PLC: Public Limited Company

At August 31, 2013, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$1,901,281,615
Unrealized appreciation	$33,955,860
Unrealized depreciation	$(28,484,334)
Net unrealized appreciation (depreciation)	$5,471,526

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2013

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are generally valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Investments in money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of August 31, 2013.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

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Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign government bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2013:

LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$115,217,196	$-	$-	$115,217,196
Short-term securities	6,108	-	-	6,108
Total Assets	$115,223,304	$-	$-	$115,223,304

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$32,205,634	$-	$-	$32,205,634
Short-term securities	100,000	-	-	100,000
Total Assets	$32,305,634	$-	$-	$32,305,634

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	-	$1,906,653,141	$-	$1,906,653,141
Short-term securities	$100,000	-	-	100,000
Total Assets	$100,000	$1,906,653,141	$-	$1,906,753,141

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2013. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

2

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of October, 2013.

THOMPSON IM FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of October, 2013.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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